Investment Objectives and Goals - Alternative Access First Priority CLO Bond ETF	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - Alternative Access First Priority CLO Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Alternative Access First Priority CLO Bond ETF (the “Fund”) seeks capital preservation and income.